UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road

Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road

Havertown, PA 19083

(Name and address of agent for service)

215-882-9983

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2023

Date of reporting period: March 31, 2023

Item 1. Reports to Stockholders.

Alpha Architect 1-3 Month Box ETF

Alpha Architect Tail Risk ETF

Semi-Annual Report

March 31, 2023

ARIN ETFs

i

ARIN ETFs

Tabular Presentation of Schedule of Investments

As of March 31, 2023 (Unaudited)

Alpha Architect 1-3 Month Box ETF

Sector[1]	% Net Assets
Purchased Options	108.8%
Written Options	8.8%
Other[2]	(17.6)%
Total	100.0%

Tabular Presentation of Schedule of Investments

As of March 31, 2023 (Unaudited)

Alpha Architect Tail Risk ETF

Sector[1]	% Net Assets
Investment Companies	65.3%
Purchased Options	42.3%
Written Options	7.8%
Other[2]	(15.4)%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.
2.	Cash, cash equivalents, short-term investments and other assets less liabilities.

Alpha Architect 1-3 Month Box ETF
Schedule of Investments
March 31, 2023 (Unaudited)

Contracts		Notional Amount	Value
PURCHASED OPTIONS - 108.8% (a)(b)
CALL OPTIONS - 22.8%
	S&P 500® Index
1,191	Expiration: 06/16/2023, Strike Price $4,000	$489,418,821	$26,826,525
301	Expiration: 06/16/2023, Strike Price $4,000 (c)	123,690,231	6,779,835
			33,606,360
PUT OPTIONS - 86.0%
	S&P 500® Index
1,191	Expiration: 06/16/2023, Strike Price $5,000	489,418,821	101,397,965
301	Expiration: 06/16/2023, Strike Price $5,000 (c)	123,690,231	25,626,186
			127,024,151
	TOTAL PURCHASED OPTIONS (Cost $172,151,596)		160,630,511

MONEY MARKET FUNDS - 0.0% (d)
43,816	First American Government Obligations Fund - Class X, 4.64% (e)		43,816
	TOTAL MONEY MARKET FUNDS (Cost $43,816)		43,816

	TOTAL INVESTMENTS (Cost $172,195,412) - 108.8%		160,674,327
	Liabilities in Excess of Other Assets - (8.8%)		(12,960,744)
	TOTAL NET ASSETS - 100.0%		$147,713,583

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding written option contracts. See the Schedule of Written Options for further information.
(c)	FLexible EXchange® Options.
(d)	Represents less than 0.05% of net assets.
(e)	Rate shown is the 7-day effective yield.

Alpha Architect 1-3 Month Box ETF
Schedule of Written Options
March 31, 2023 (Unaudited)

Contracts		Notional Amount	Value
WRITTEN OPTIONS - 8.8% (a)
CALL OPTIONS - 0.0% (b)
	S&P 500® Index
1,191	Expiration: 06/16/2023, Strike Price $5,000	$489,418,821	$36,064
301	Expiration: 06/16/2023, Strike Price $5,000 (c)	123,690,231	9,114
			45,178
PUT OPTIONS - 8.8%
	S&P 500® Index
1,191	Expiration: 06/16/2023, Strike Price $4,000	489,418,821	10,299,042
301	Expiration: 06/16/2023, Strike Price $4,000 (c)	123,690,231	2,602,864
			12,901,906
	TOTAL WRITTEN OPTIONS (Premiums Received $24,941,463)		$12,947,084

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Represents less than 0.05% of net assets.
(c)	FLexible EXchange® Options.

Alpha Architect Tail Risk ETF
Schedule of Investments
March 31, 2023 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 65.3%
960,000	Alpha Architect 1-3 Month Box ETF (a)	$97,171,200
	TOTAL INVESTMENT COMPANIES (Cost $96,927,038)	97,171,200

Contracts		Notional Amount
PURCHASED OPTIONS - 42.3% (b)(c)
CALL OPTIONS - 8.8%
	S&P 500® Index
525	Expiration: 06/16/2023, Strike Price $4,000	$215,738,775	11,825,294
60	Expiration: 06/16/2023, Strike Price $4,000 (d)	24,655,860	1,351,462
			13,176,756
PUT OPTIONS - 33.5%
	S&P 500® Index
191	Expiration: 04/14/2023, Strike Price $3,650	78,487,821	27,987
1	Expiration: 04/14/2023, Strike Price $3,650 (d)	410,931	147
1,125	Expiration: 04/21/2023, Strike Price $1,900	462,297,375	7,403
4	Expiration: 04/21/2023, Strike Price $1,900 (d)	1,643,724	26
1,450	Expiration: 05/19/2023, Strike Price $1,900	595,849,950	31,871
6	Expiration: 05/19/2023, Strike Price $1,900 (d)	2,465,586	132
1,325	Expiration: 06/16/2023, Strike Price $1,900	544,483,575	46,759
6	Expiration: 06/16/2023, Strike Price $1,900 (d)	2,465,586	212
525	Expiration: 06/16/2023, Strike Price $5,000	215,738,775	44,696,836
60	Expiration: 06/16/2023, Strike Price $5,000 (d)	24,655,860	5,108,210
1	Expiration: 07/21/2023, Strike Price $1,900 (d)	410,931	182
			49,919,765
	TOTAL PURCHASED OPTIONS (Cost $66,346,946)		63,096,521

MONEY MARKET FUNDS - 0.1%
133,504	First American Government Obligations Fund - Class X, 4.64% (e)		133,504
2,715	Fidelity Investments Money Market Treasury Portfolio - Class I, 4.70% (e)		2,715
	TOTAL MONEY MARKET FUNDS (Cost $136,219)		136,219

	TOTAL INVESTMENTS (Cost $163,410,203) - 107.7%		160,403,940
	Liabilities in Excess of Other Assets - (7.7%)		(11,524,204)
	TOTAL NET ASSETS - 100.0%		$148,879,736

Percentages are stated as a percent of net assets.

(a)	Affiliated fund.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts. See the Schedule of Written Options for further information.
(d)	FLexible EXchange® Options.
(e)	Rate shown is the 7-day effective yield.

Alpha Architect Tail Risk ETF
Schedule of Written Options
March 31, 2023 (Unaudited)

Contracts		Notional Amount	Value
WRITTEN OPTIONS - 7.8% (a)
CALL OPTIONS - 0.0% (b)
	S&P 500® Index
525	Expiration: 06/16/2023, Strike Price $5,000	$215,738,775	$15,897
60	Expiration: 06/16/2023, Strike Price $5,000 (c)	24,655,860	1,817
			17,714
PUT OPTIONS - 7.8%
	S&P 500® Index
191	Expiration: 04/14/2023, Strike Price $3,550	78,487,821	17,425
1	Expiration: 04/14/2023, Strike Price $3,550 (c)	410,931	91
161	Expiration: 04/14/2023, Strike Price $3,750	66,159,891	41,408
189	Expiration: 04/14/2023, Strike Price $4,450	77,665,959	6,386,040
1	Expiration: 04/14/2023, Strike Price $4,450 (c)	410,931	33,789
28	Expiration: 04/21/2023, Strike Price $3,950	11,506,068	52,920
1	Expiration: 04/21/2023, Strike Price $3,950 (c)	410,931	1,905
525	Expiration: 06/16/2023, Strike Price $4,000	215,738,775	4,539,880
60	Expiration: 06/16/2023, Strike Price $4,000 (c)	24,655,860	518,843
			11,592,301
	TOTAL WRITTEN OPTIONS (Premiums Received $18,106,531)		$11,610,015

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Represents less than 0.05% of net assets.
(c)	FLexible EXchange® Options.

ARIN ETFs

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2023 (Unaudited)

	Alpha Architect 1-3 Month Box ETF	Alpha Architect Tail Risk ETF
Assets:
Non-affiliated investments, at value	$160,674,327	$63,232,740
Investments in affiliates, at value	-	97,171,200
Deposit at broker for options	1,816	91,598
Interest receivable	1,515	11,120
ETF variable fee receivable	264	-
Broker interest and fees receivable	-	29,525
Total assets	160,677,922	160,536,183
Liabilities:
Options written, at value	12,947,084	11,610,015
Broker interest and fees payable	2,599	-
Accrued investment advisory fees	14,656	46,432
Total liabilities	12,964,339	11,656,447
Net Assets	$147,713,583	$148,879,736

Net Assets Consist of:
Paid-in capital	$146,976,199	$170,376,629
Total distributable earnings (accumulated deficit)	737,384	(21,496,893)
Net Assets:	$147,713,583	$148,879,736

Calculation of Net Asset Value Per Share:
Net Assets	$147,713,583	$148,879,736
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	1,460,000	1,923,847
Net Asset Value per Share	$101.17	$77.39

Cost of Non-Affiliated Investments	$172,195,412	$66,483,165
Cost of Investments in Affiliates	$-	$96,927,038
Premiums Received from Options Written	$24,941,463	$18,106,531

The accompanying notes are an integral part of these financial statements.

ARIN ETFs

STATEMENT OF OPERATIONS

For the Period Ended March 31, 2023 (Unaudited)

	Alpha Architect 1-3 Month Box ETF(1)	Alpha Architect Tail Risk ETF(2)
Investment Income:
Interest income	$13,818	$42,412
Total investment income	13,818	42,412

Expenses:
Investment advisory fees	55,985	61,259
Other expenses	35	2,763
Total expenses	56,020	64,022
Less: Reimbursement of expenses from Advisor (Note 3)	(28,354)	(14,827)
Net expenses	27,666	49,195

Net Investment Loss	(13,848)	(6,783)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Non-affiliated investments	2,860,480	1,733,184
Investments in affiliates	-	-
Options written	(2,582,542)	(4,400,946)
	277,938	(2,667,762)
Net change in unrealized appreciation (depreciation) on:
Non-affiliated investments	(11,521,085)	(4,841,358)
Investments in affiliates	-	244,162
Options written	11,994,379	10,340,208
	473,294	5,743,012
Net realized and unrealized gain (loss) on investments:	751,232	3,075,250
Net Increase in Net Assets Resulting from Operations	$737,384	$3,068,467

(1)	The Fund commenced operations on December 28, 2022.
(2)	The Fund acquired all of the assets and liabilities of the Arin Large Cap Theta Fund (“Predecessor Fund”) in a reorganization on March 6, 2023. The Predecessor Fund’s Institutional Class Shares’ performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information prior to March 6, 2023, reflects that of the Predecessor Fund’s Institutional Class Shares.

The accompanying notes are an integral part of these financial statements.

ARIN ETFs

STATEMENT OF CHANGES IN NET ASSETS

	Alpha Architect 1-3 Month Box ETF	Alpha Architect Tail Risk ETF
	For the Period Ended March 31, 2023 (Unaudited)(1)	For the Period Ended March 31, 2023 (Unaudited)(2)	Year Ended February 28, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(13,848)	$(6,783)	$(1,019,600)
Net realized gain (loss) on non-affiliated investments	277,938	(2,667,762)	(16,443,146)
Net change in unrealized appreciation (depreciation) on non-affiliated investments	473,294	5,743,012	(2,289,283)
Net increase in net assets resulting from operations	737,384	3,068,467	(19,752,029)

Distributions to Shareholders:
Net investment income	-	-	-
Total distributions to shareholders	-	-	-

Capital Share Transactions(3):
Proceeds from shares sold	173,111,023	21,559,898	68,236,684
Payments for shares redeemed	(26,144,378)	(63,700)	(113,157,924)
Transaction Fees (See Note 1)	9,554	1,971	-
Net increase in net assets derived from net change in capital share transactions	146,976,199	21,498,169	(44,921,240)
Net Increase in Net Assets	147,713,583	24,566,636	(64,673,269)
Net Assets:
Beginning of period	-	124,313,100	188,986,369
End of period	$147,713,583	$148,879,736	$124,313,100

Changes in Shares Outstanding(3)(4):
Shares outstanding, beginning of period	-	1,640,927	2,272,177
Shares sold	1,720,000	283,303	875,194
Shares repurchased	(260,000)	(383)	(1,506,444)
Shares outstanding, end of period	1,460,000	1,923,847	1,640,927

(1)	The Fund commenced operations on December 28, 2022.
(2)	The Fund acquired all of the assets and liabilities of the Arin Large Cap Theta Fund (“Predecessor Fund”) in a reorganization on March 6, 2023. The Predecessor Fund’s Institutional Class Shares’ performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information prior to March 6, 2023, reflects that of the Predecessor Fund’s Institutional Class Shares.
(3)	Reflects reorganization from the Predecessor Fund on March 6, 2023. See Note 1.
(4)	Effective March 22, 2023, the Alpha Architect Tail Risk ETF had a 1:8 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:8 stock split.

The accompanying notes are an integral part of these financial statements.

ARIN ETFs

FINANCIAL HIGHLIGHTS

For the Period Ended March 31, 2023 (Unaudited)

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain on Investments	Net Increase in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Net Expenses (3)(4)	Gross Expenses(3)	Net Investment Income(3)	Portfolio Turnover Rate(5)
Alpha Architect 1-3 Month Box ETF
December 28, 2022(6) to March 31, 2023	$100.00	(0.03)	1.20	1.17	-	-	-	$101.17	1.17%	$147,714	0.20%	0.40%	(0.10%)	150%

Alpha Architect Tail Risk ETF(7)
March 1, 2023 to March 31, 2023(8)	$75.76	-	1.63	1.63	-	-	-	$77.39	2.14%	$148,880	0.45%	0.59%	(0.06%)	96%
Year Ended February 28, 2023	$83.12	(0.48)	(6.88)	(7.36)	-	-	-	$75.76	(8.85%)	$124,313	0.64%	0.64%	(0.61%)	0%
Year Ended February 28, 2022	$90.40	(0.56)	(0.64)	(1.20)	-	(6.08)	(6.08)	$83.12	(1.47%)	$188,926	0.63%	0.63%	(0.63%)	0%
Year Ended February 28, 2021	$76.32	(0.56)	19.52	18.96	(0.08)	(4.80)	(4.88)	$90.40	24.94%	$166,869	0.65%	0.65%	(0.59%)	0%
Year Ended February 28, 2020	$76.00	0.88	1.04	1.92	(1.60)	-	(1.60)	$76.32	2.55%	$96,449	0.71%	0.71%	1.11%	457%
Year Ended February 28, 2019	$84.00	0.96	(7.52)	(6.56)	(0.80)	(0.64)	(1.44)	$76.00	(7.80%)	$105,671	0.83%	0.83%	1.18%	326%

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3)	For periods of less than one year, these ratios are annualized.
(4)	Net expenses include effects of any reimbursement or recoupment.
(5)	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.
(6)	Commencement of operations.
(7)	Effective March 22, 2023, the Alpha Architect Tail Risk ETF had a 1:8 reverse stock split. Share amounts for all periods have been adjusted to give effect to the 1:8 stock split.
(8)	Alpha Architect Tail Risk ETF (the “Fund”) acquired all of the assets and liabilities of the Arin Large Cap Theta Fund (“Predecessor Fund”) in a reorganization on March 6, 2023. Market price returns are calculated using the official closing price of the Fund on the listing exchange as of the time that the Fund’s NAV is calculated. Prior to the Fund’s listing on March 6, 2023, the NAV performance of the Institutional Class Shares of the Predecessor Fund are used as proxy market price returns.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

ARIN ETFs

NOTES TO THE FINANCIAL STATEMENTS
MARCH 31, 2023 (UNAUDITED)

NOTE 1 – ORGANIZATION

Each of Alpha Architect 1-3 Month Box ETF and Alpha Architect Tail Risk ETF (individually a “Fund” or collectively the “Funds”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each of the Funds is considered diversified under the 1940 Act. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services - Investment Companies. Below is the investment objective along with a brief description of the respective investment strategy for each Fund.

Alpha Architect 1-3 Month Box ETF. The investment objective is to provide investment results that, before fees and expenses, equal or exceed the price and yield performance of an investment that tracks the 1-3 month sector of the United States Treasury Bill market while offering primarily capital gain tax treatment on any gains or losses. The Fund is actively managed by Arin Risk Advisors, LLC, the Fund’s investment sub-adviser (the “Sub-Adviser”). The Sub-Adviser manages the Fund by utilizing an exchange-listed options strategy called a box spread (“Box Spread”). In order to accomplish its investment goals, the Fund may utilize either standard exchange-listed options or FLexible EXchange® Options (“FLEX Options”) or a combination of both.

Alpha Architect 1-3 Month Box ETF commenced operations on December 28, 2022.

Alpha Architect Tail Risk ETF. The investment objective is to seek maximum total return through a combination of capital appreciation and current income. The Fund is actively managed by the Sub-Adviser. The Fund will invest, under normal circumstances, in a portfolio of options contracts on securities that are linked to the performance of an index whose value is based on companies with market capitalizations that qualify them as “large cap” companies.

Arin Risk Advisors, LLC (the “Sub-Adviser”) considers a company to be a “large cap” company if its market capitalization is at least $10 billion. The Sub-Adviser utilizes one or more combinations of long and short put and call options, such as options on securities that are linked to the performance of the S&P 500 Index (the “Index”) (these options are known as “SPX Options”) in an effort to gain broad market exposure as well as to hedge the Fund’s market exposure and generate income. The Fund may, from time to time, also invest in options on other broad-based market indexes that represent the U.S. large-cap equity market. While the Fund invests in securities whose prices are affected by changes in the value of the Index, the Fund does not typically maintain full long investment exposure to the Index, does not track the Index, and its performance may differ significantly from that of the Index. The Fund may utilize either standard exchange-listed options or FLexible EXchange® Options (“FLEX Options”) or a combination of both.

The Sub-Adviser will also maintain a collateral portfolio that is designed primarily to serve as margin or collateral for the Fund’s options positions and secondarily to enhance the Fund’s return by generating income (the “Collateral Portfolio”). Under normal circumstances, the Fund will allocate approximately 20% of its capital to gain exposure to the Index, 1% to 10% of the Fund’s assets will be allocated to the Protective Options and the remaining cash will be utilized as part of the Collateral Portfolio. The Collateral Portfolio is comprised of cash or cash equivalents, including United States Treasury Securities, money-market instruments, money-market mutual funds, or option “box spreads” (“Box Spreads”), including ETFs that hold Box Spreads. A Box Spread is a synthetic bond created by combining different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices).

The Sub-Adviser may invest up to 100% of the Collateral Portfolio in the Alpha Architect 1-3 Month Box ETF.

Alpha Architect Tail Risk ETF converted from an open-end mutual fund to an exchange-traded fund (“ETF”) on March 6, 2023. The Fund is the successor to the Arin Large Cap Theta Fund (the “Predecessor Fund”), a series of the Starboard Investment Trust, which had the same investment objective as the Fund. Arin Risk Advisors, LLC, was also the adviser to the Predecessor Fund. Effective March 6, 2023, the assets and liabilities of the Predecessor Fund were transferred to the Fund in exchange for shares of the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, for tax purposes the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by the Fund in connection with the reorganization were paid by the Sub-Adviser.

ARIN ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

The fiscal year end of the Predecessor Fund was February 28; after conversion, the Fund changed its fiscal year end to September 30. The reporting period covered by this report for the Fund is March 1, 2023 through March 31, 2023. Operations prior to March 6, 2023 were for the Predecessor Fund. As of March 6, 2023, the net assets of the Predecessor Fund were $126,488,085, including $2,569,806 of net unrealized appreciation of investments, all of which were transferred into the Fund at the closing of the reorganization. The transfer of net assets resulted in the creation of 13,152,191 shares of the Fund and an initial NAV per share of $9.62 at the closing of the reorganization.

The primary purpose of the reorganization into the Trust was to provide shareholders the continued benefit of a stable and highly regulated investment vehicle in addition to the benefits of tax efficiency.

The reorganization was accomplished by a tax-free exchange of shares. Fees and expenses incurred to affect the reorganizations were borne by the Sub-Advisor. The reorganization did not result in a material change to the Predecessor Fund’s investment portfolios as compared to that of the Fund. There are no material differences in accounting policies of the Predecessor Fund as compared to that of the Fund.

The Fund did not purchase or sell securities following the reorganization for purposes of realigning its investment portfolio. Accordingly, the acquisition of the Predecessor Fund did not affect the Fund’s portfolio turnover ratio for the period ended March 31, 2023.

On March 22, 2023, shares of the Fund were adjusted to reflect a reverse stock split. The effect of the reverse stock split was to decrease the number of shares outstanding and increase the net asset value. The reverse stock split has no impact on the net assets of the Fund or the value of a shareholder’s investment in the Fund. A summary of the reverse stock split is as follows:

Fund	Effective Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
Alpha Architect Tail Risk ETF	3/22/2023	1:8	$9.56	$76.51	13,150,783	1,643,847

Shares of Alpha Architect 1-3 Month Box ETF and Alpha Architect Tail Risk ETF are listed and traded on Cboe BZX Exchange, Inc. (“Cboe”).

Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the Funds effected through the clearing process on any business day, regardless of the number of Creation Units purchased or redeemed that day (“Standard Transaction Fees”). Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Certain fund deposits consisting of cash-in-lieu or cash value may be subject to a variable charge (“Variable Transaction Fees”), which is payable to the Fund, of up to 2.00% of the value of the order in addition to the Standard Transaction Fees. Variable Transaction Fees received by the Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

ARIN ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

Because, among other things, the Funds impose transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Funds in effecting trades, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Funds’ Shares.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Options

Exchange-traded options (other than FLEX Options) are valued at the mean of the last quoted bid and ask prices at 4:00 p.m. eastern time as provided by a third-party pricing service from the primary exchange or the board of trade on which such options are traded. Exchange-traded options will be valued on the basis of prices provided by pricing services when such prices are reasonably believed to reflect the market value of such options and may include the use of composite or National Best Bid and Offer (“NBBO”) pricing information provided by the pricing services.

FLEX Options will typically be valued at a model-based price provided by the exchange at the official close of that exchange’s trading day. However, when a FLEX Option has a same-day market trading price at the official close of that exchange’s trading day, this same-day market trading price will be used for the FLEX Option value instead of the exchange’s model-based price.

Any options which share all the same contractual terms or are only different due to a de minimis difference in such options strike price shall share the same valuation (a “Substantially Similar Option”). A de minimis difference shall mean a difference in the strike price of Substantially Similar Options which is $0.01 or less. When two or more Substantially Similar Options are determined to share the same valuation pursuant to this paragraph the value determined for the Substantially Similar Option which is a FLEX Option shall be used to value each such Substantially Similar Option. Any in the money Substantially Similar Options shall share the same value except they may be adjusted by up to $0.01 to reflect the difference of the amount of moneyness of each Substantially Similar Option.

No option prices adjusted per the policies above shall fall outside the last quoted bid and ask prices at 4:00 p.m. eastern time. Notwithstanding anything to the contrary above, any expired cash settled option shall be valued at its intrinsic value.

An option may be fair valued when: (i) the option does not trade on the valuation date and a reliable last quoted bid and ask price at the valuation time is not readily available or (ii) the Fund’s Adviser, Discretionary Sub-Adviser (if applicable), or Fund management does not believe the prices provided by the pricing services or exchange reflect the current market value of such option.

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NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2023, the Funds did hold securities that were fair valued under the Trust’s valuation policies and procedures.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Funds’ investments as of March 31, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Alpha Architect 1-3 Month Box ETF
Assets*
Purchased Options	$-	$160,630,511	$-	$160,630,511
Money Market Funds	43,816	-	-	43,816
Total Investments in Securities	$43,816	$160,630,511	$-	$160,674,327
Liabilities*
Written Options	$-	$(12,947,084)	$-	$(12,947,084)
Total Investments in Securities	$-	$(12,947,084)	$-	$(12,947,084)

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NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

Alpha Architect Tail Risk ETF
Assets*
Investment Companies	$97,171,200	$-	$-	$97,171,200
Purchased Options	-	63,096,521	-	63,096,521
Money Market Funds	136,219	-	-	136,219
Total Investments in Securities	$97,307,419	$63,096,521	$-	$160,403,940
Liabilities*
Written Options	$-	$(11,610,015)	$-	$(11,610,015)
Total Investments in Securities	$-	$(11,610,015)	$-	$(11,610,015)

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended March 31, 2023, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

OPTIONS CONTRACTS

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). Each Alpha Architect 1-3 Month Box ETF’s and Alpha Architect Tail Risk ETF’s portfolios include several types of FLEX Options, including both purchased and written put and call options (as further described below). The FLEX Options are all European style options, which means that they are exercisable at the strike price only on the FLEX Option expiration date. FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. FLEX Options provide investors with the ability to customize terms of an option, including exercise prices, exercise styles (European style versus American style options which are exercisable any time prior to the expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of the over-the-counter option positions.

Each FLEX Option contract entitles the holder thereof (i.e., the purchaser of the FLEX Option) the option to purchase (for the call options) or sell (for the put options) the cash value of the reference asset as of the close of the market on the FLEX Option expiration date at the strike price. The Fund intends to be structured so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered, and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchange that the FLEX Options are listed on do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that

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NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

The OCC guarantees performance by each of the counterparties to FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. Subject to determination by the Securities Committee of the OCC, adjustments may be made to the FLEX Options for certain events (collectively, “Corporate Actions”) specified in the OCC’s by-laws and rules: certain stock dividends or distributions, stock splits, reverse stock splits, rights offerings, distributions, reorganizations, recapitalizations, or reclassifications with respect to an underlying security, or a merger, consolidation, dissolution or liquidation of the issuer of the underlying security. According to the OCC’s by-laws, the nature and extent of any such adjustment is to be determined by the OCC’s Securities Committee, in light of the circumstances known to it at the time such determination is made, based on its judgment as to what is appropriate for the protection of investors and the public interest, taking into account such factors as fairness to holders and writers (or purchasers and sellers) of the affected options, the maintenance of a fair and orderly market in the affected options, consistency of interpretation and practice, efficiency of exercise settlement procedures, and the coordination with other clearing agencies of the clearance and settlement of transactions in the underlying interest.

The value of derivative instruments on the Statements of Assets and Liabilities for the Funds as of March 31, 2023, is as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at Value	Written Options, at Value
BOXX	$160,630,511	$12,947,084
CAOS	63,096,521	11,610,015

The effect of derivative instruments on the Statement of Operations for the period ended March 31, 2023 is as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
	Investments	Investments in-kind	Written Options	Written Options in-kind
BOXX	$2,860,480	$-	$(2,582,542)	$-
CAOS	1,733,184	-	(4,400,946)	-

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NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Investments	Written Options
BOXX	$(11,521,085)	$11,994,379
CAOS	(3,250,425)	6,496,516

The average volume of derivative activity for the period ended March 31, 2023 is as follows:

	Purchased Options	Written Options
	Average Monthly Market Value	Average Monthly Market Value
BOXX	$66,426,075	$(6,436,212)
CAOS	63,096,520	(11,610,014)

B.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

Each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.	Federal Income Taxes. Each Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to a Fund. Therefore, no federal income tax provision is required. As of and during the fiscal period ended March 31, 2023, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended March 31, 2023, the Funds did not have liabilities for any unrecognized tax benefits. A Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Funds’ Statement of Operations. During the fiscal period ended March 31, 2023, the Funds did not incur any interest or penalties. Each Fund is subject to examination by U.S. taxing authorities for the tax periods since each Fund’s commencement of operations.

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NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

Each Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

D.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income and from net realized gains on securities for each Fund are declared and paid on a quarterly basis. Distributions are recorded on the ex-dividend date. The Funds may distribute more frequently, if necessary, for tax purposes.

E.	Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.	Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

G.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

H.	Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. No reclassifications were made for the fiscal period ended March 31, 2023.

NOTE 3 – RISKS

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. More complete risk descriptions are set forth below under the heading “Additional Information About the Fund’s Risks”.

Options Risk.

●	Selling or Writing Options. Writing option contracts can result in losses that exceed the seller’s initial investment and may lead to additional turnover and higher tax liability. The risk involved in writing a call option is that there could be an increase in the market value of the underlying or reference asset. An underlying or reference asset may be an index, equity security, or ETF. If this occurs, the call option could be exercised and the underlying asset would then be sold at a lower price than its current market value. In the case of cash settled call options such as SPX

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NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

options, the call seller would be required to purchase the call option at a price that is higher than the original sales price for such call option. Similarly, while writing call options can reduce the risk of owning the underlying asset, such a strategy limits the opportunity to profit from an increase in the market value of the underlying asset in exchange for up-front cash at the time of selling the call option. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying asset. If this occurs, the put option could be exercised and the underlying asset would then be sold at a higher price than its current market value. In the case of cash settled put options, the put seller would be required to purchase the put option at a price that is higher than the original sales price for such put option.

●	Buying or Purchasing Options Risk. If a call or put option is not sold when it has remaining value and if the market price of the underlying asset, in the case of a call option, remains less than or equal to the exercise price, or, in the case of a put option, remains equal to or greater than the exercise price, the buyer will lose its entire investment in the call or put option. Since many factors influence the value of an option, including the price of the underlying asset, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying asset, the buyer’s success in implementing an option buying strategy may depend on an ability to predict movements in the prices of individual assets, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position. When an option is purchased to hedge against price movements in an underlying asset, the price of the option may move more or less than the price of the underlying asset.

●	Box Spread Risk. A Box Spread is a synthetic bond created by combining different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices). If one or more of these individual option positions are modified or closed separately prior to the option contract’s expiration, then the Box Spread may no longer effectively eliminate risk tied to the underlying asset’s price movement. Furthermore, the Box Spread’s value is derived in the market and is in part, based on the time until the options comprising the Box Spread expire and the prevailing market interest rates. If the Fund (or an underlying ETF) sells a Box Spread prior to its expiration, then the Fund may incur a loss. The Fund’s ability to profit from Box Spreads is dependent on the availability and willingness of other market participants to sell Box Spreads to the Fund (or the underlying ETF) at competitive prices.

●	FLEX Options Risk. FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of FLEX Options will be affected by, among others, changes in the underlying share or equity index price, changes in actual and implied interest rates, changes in the actual and implied volatility of the underlying shares or equity index and the remaining time to until the FLEX Options expire. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s Sub-Adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed. Exchange listed options, including FLEX Options, are issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund’s investments are at risk that the OCC will be unable or unwilling to perform its obligations under the option contract terms. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

ETF Investing Risk. The Fund’s investment in other ETFs, including the Alpha Architect 1-3 Month Box ETF, may subject the Fund to additional risks than if the Fund would have invested directly in the ETF’s underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities, an ETF may trade at a premium or discount to its net asset value, or an ETF may not replicate exactly the

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NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

performance of the benchmark index it seeks to track. In addition, investing in an ETF may also be costlier than if the Fund had owned the underlying securities directly. The Fund and, indirectly, shareholders of the Fund, bear a proportionate share of an ETF’s expenses, which include management and advisory fees and other expenses. In addition, the Fund will pay brokerage commissions in connection with the purchase and sale of any ETFs in its portfolio.

Valuation Risk. Some portfolio holdings, potentially a large portion of the Fund’s investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations.

Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

Low Short-Term Interest Rates Risk. During market conditions in which short-term interest rates are at low levels, the Fund’s yield can be very low, and the Fund may have a negative yield (i.e., it may lose money on an operating basis). During these conditions, it is possible that the Fund will generate an insufficient amount of income to pay its expenses. In addition, it is possible that during these conditions the Fund may experience difficulties purchasing and/or selling securities with respect to scheduled rebalances, and may, as a result, maintain a portion of its assets in cash, on which it may earn little, if any, income.

See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

Arin Risk Advisors, LLC, serves as a discretionary investment sub-adviser to the Funds. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Funds, subject to the overall supervision and oversight of the Adviser and the Board.

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NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

At a Board meeting held on November 4, 2022, the Board of Trustees of the Trust (the “Trustees”) including each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act, approved the Advisory Agreement and Sub-Advisory Agreement for the Alpha Architect 1-3 Month Box ETF. Per the Advisory Agreement, the Fund pays an annual rate of 0.3949% to the Adviser monthly based on average daily net assets. The Fund’s investment adviser has contractually agreed to waive all or a portion of its management fee for the Fund until at least November 21, 2023. The waiver of $28,354 of actual AFFE fees equated to approximately 0.20% on an annual basis, bringing the net Advisory fee to an annual rate of 0.1949%. A description of the Board’s consideration is included in this report.

At a Board meeting held on November 4, 2022, the Board of Trustees of the Trust (the “Trustees”) including each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act, approved the Advisory Agreement and Sub-Advisory Agreement for the Alpha Architect Tail Risk ETF. Per the Advisory Agreement, the Fund pays an annual rate of 0.63% to the Adviser monthly based on average daily net assets. The Fund’s investment adviser has contractually agreed to waive all or a portion of its management fee for the Fund until at least November 21, 2024. Any AFFE associated with investments in any acquired funds other than the Alpha Architect 1-3 Month Box ETF are not included in the fee waiver. The waiver of $14,827 of actual AFFE fees equated to approximately 0.18% on an annual basis, bringing the net Advisory fee to an annual rate of 0.45%. A description of the Board’s consideration is included in this report.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the fiscal period ended March 31, 2023, purchases and sales of securities for the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Alpha Architect 1-3 Month Box ETF	$271,237,494	$79,587,456
Alpha Architect Tail Risk ETF	167,965,191	258,343,261

For the fiscal period ended March 31, 2023, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Alpha Architect 1-3 Month Box ETF	$-	$-
Alpha Architect Tail Risk ETF	14,161,700	-

For the fiscal period ended March 31, 2023, short term and long-term gains on in-kind transactions were as follows:

	Short Term	Long Term
Alpha Architect 1-3 Month Box ETF	$-	$-
Alpha Architect Tail Risk ETF	-	-

There were no purchases or sales of U.S. Government securities during the fiscal period.

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NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

NOTE 6 – TRANSACTIONS WITH AFFILIATES

The Alpha Architect Tail Risk ETF’s (the “Fund”) transactions with affiliates represent holdings for which the Fund and the underlying ETFs have the same investment adviser. The Fund had the following transactions with such affiliated ETFs during the fiscal period ended March 31, 2023:

Alpha Architect 1-3 Month Box ETF
Value, Beginning of Period	$-
Purchases	96,927,038
Proceeds from Sales	-
Net Realized Gains (Losses)	-
Change in Unrealized Appreciation (Depreciation)	244,162
Value, End of Period	97,171,200
Dividend Income	-

Alpha Architect 1-3 Month Box ETF
Shares, Beginning of Period	-
Number of Shares Purchased	960,000
Number of Shares Sold	-
Shares, End of Period	960,000

NOTE 7 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at March 31, 2023 for the Alpha Architect Tail Risk ETF were as follows:

	Alpha Architect 1-3 Month Box ETF	Alpha Architect Tail Risk ETF
Tax cost of Investments	$-	$123,724,061
Gross tax unrealized appreciation	-	-
Gross tax unrealized depreciation	-	-
Net tax unrealized appreciation (depreciation)	$-	$-
Undistributed ordinary income	-	(90,210)
Undistributed long-term gain	-	-
Total distributable earnings	-	(90,210)
Other accumulated gain (loss)	-	(24,475,150)
Total accumulated gain (loss)	$-	$(24,475,150)

Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

ARIN ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2023 (UNAUDITED)

Under tax law, certain capital and foreign currency losses realized after February 28 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the fiscal year ended February 28, 2023, the Fund did not defer any qualified late year losses.

At February 28, 2023, the Fund did not have any capital loss carryforwards.

As of September 30, 2022, the Alpha Architect 1-3 Month Box ETF had not commenced operations. Tax information will be presented within the Fund’s first annual report as of September 30, 2023.

NOTE 8 – DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions paid by the Funds during the fiscal period ended March 31, 2023 or fiscal year ended February 28, 2023.

NOTE 9 – OTHER NOTES

Cohen and Company served as the auditor of the Predecessor Fund and will continue to serve as auditor for Alpha Architect Tail Risk ETF. The report of the financial statements of the Fund for the most recent fiscal period ended February 28, 2023 contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principle.

The Fund may invest up to 15% of net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. This restriction is not limited to the time of purchase. Under the supervision of the Board, the Sub-Adviser determines the liquidity of the Fund’s investments, and through reports from the Sub-Adviser, the Trustees monitor investments in illiquid instruments. In determining the liquidity of the Fund’s investments, the Sub-Adviser may consider various factors including (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the marketplace for trades (including the ability to assign or offset the Fund’s rights and obligations relating to the investment). If through a change in values, net assets, or other circumstances, the Fund was in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. Investment in illiquid securities poses risks of potential delays in resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund may be unable to dispose of illiquid securities promptly or at reasonable prices.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds has evaluated events and transactions for potential recognition or disclosure through date the financial statements were issued. Except as noted below, there were no transactions that occurred during the period subsequent to March 31, 2023, that materially impacted the amounts or disclosures in the Funds’ financial statements.

ARIN ETFs

EXPENSE EXAMPLE

MARCH 31, 2023 (UNAUDITED)

As a shareholder of the Alpha Architect 1-3 Month Box ETF and/or Alpha Architect Tail Risk ETF, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire respective period to March 31, 2023 for each Fund.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Fiscal Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each of the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund compared to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. The information assumes the reinvestment of all dividends and distributions.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During the Period
Alpha Architect 1-3 Month Box ETF[1]
Actual	0.20%	$1,000.00	$1,011.70	$0.52
Hypothetical (5% annual return before expenses)	0.20%	1,000.00	1,023.93	1.01

Alpha Architect Tail Risk ETF[2]
Actual	0.45%	$1,000.00	$1,021.40	$0.39
Hypothetical (5% annual return before expenses)	0.45%	1,000.00	1,022.69	2.27

1.	The inception date for the Alpha Architect 1-3 Month Box ETF was December 28, 2022. Actual expenses paid during the period are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 94/365 (to reflect the period).
2.	The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 31/365, to reflect the one-half year period.

ARIN ETFs

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (each a “Fund”, and collectively, the “Funds”), has adopted a liquidity risk management program (“the Program”) to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect each Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Fund.

The Trust’s Board of Trustees has designated the Chief Operating Officer of the Adviser as the Program Administrator, responsible for administering the Program and its policies and procedures.

At the July 26, 2022, meeting of the Board of Trustees of the Trust, the Program Administrator provided the Trustees with a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended March 31, 2022. The report concluded that the Program appeared effectively tailored to identify potential illiquid scenarios and to enable the Funds to deliver appropriate reporting. In addition, the report concluded that the Program is adequately operating, and its implementation has been effective. The report reflected that there were no liquidity events that impacted the Funds’ ability to timely meet redemptions without dilution to existing shareholders. The report further described material changes that were made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Funds’ exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

The Arin Funds were analyzed at the Board of Trustee meeting on which each respective Fund was approved.

ARIN ETFs

MANAGEMENT OF THE FUNDS

The table below sets forth certain information about each of the Trust’s executive officers as well as its affiliated and independent Trustees.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975	Trustee	Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003 – present).	36	None
Michael S. Pagano, Ph.D., CFA Born: 1962	Trustee	Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999 – present); Co-Editor of the Financial Review (2023 – present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008 – present).	36	Citadel Federal Credit Union (pro bono service for non- profit)
Chukwuemeka (Emeka) O. Oguh Born: 1983	Trustee	Since 2018	Co-founder and CEO, PeopleJoy (2016 – present).	36	None
Interested Trustee*
Wesley R. Gray, Ph.D. Born: 1980	Trustee and President	Since 2014	Founder and Executive Managing Member, EA Advisers (2013 – present); Founder and Executive Managing Member, Empirical Finance, LLC d/b/a Alpha Architect (2010 – present).	36	None

*	Dr. Gray is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in the Adviser.

Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

ARIN ETFs

MANAGEMENT OF THE FUNDS (CONTINUED)

Officers

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
John Vogel, Ph.D. Born: 1983	Treasurer and Chief Financial Officer	Since 2014	Managing Member, EA Advisers (2013 – present); Managing Member, Empirical Finance, LLC d/b/a Alpha Architect (2012 – present).
Jessica D. Leighty Born: 1981	Chief Compliance Officer	Since 2022	Chief Compliance Officer, EA Advisers (2021 – present); Chief Compliance Officer, Alpha Architect (2021 – present); Chief Compliance Officer, Snow Compliance (2015 – 2021).
Patrick R. Cleary Born: 1982	Secretary	Since 2015	Managing Member, EA Advisers (2014 – present); Managing Member, Empirical Finance, LLC d/b/a Alpha Architect (2014 – present).
Sean Hegarty Born: 1993	Assistant Treasurer	Since 2022	Chief Operating Officer, EA Advisers (2022 – present); Assistant Vice President – Fund Administration, U.S. Bank Global Fund Services (2018 – 2022); Staff Accountant, Cohen & Company (2015 – 2018).
Jackson Hart Born: 1979	Assistant Secretary	Since 2023	Senior Director – Legal, EA Advisers (2023 – present); Investment Management Paralegal, Stradley Ronon Stevens & Young (2019 – 2023); Senior Paralegal, Oppenheimer Funds, Inc. (2015 – 2019).
Brian Massaro Born: 1997	Assistant Treasurer	Since 2023	Assistant Operating Officer, EA Advisers (2022 – present); Mutual Fund Administrator, U.S. Bank Global Fund Services (2019 – 2022).

ARIN ETFs

BOARD REVIEW AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met virtually on November 4, 2022, to consider the approval of new Sub-Advisory Agreement among the Trust, on behalf of the Arin Funds (the “Funds”), Empowered Funds, LLC (the “Adviser”), and Arin Risk Advisors, LLC (the “Sub-Adviser”). In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the Advisory Agreement and Sub-Advisory Agreement. In connection with considering approval of both the Advisory Agreement and Sub-Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve both the Advisory Agreement and Sub-Advisory Agreement, the Board considered and reviewed information provided by the Adviser and Sub-Adviser, including among other things information about its personnel, operations, financial condition, and compliance and risk management. The Board also reviewed copies of the proposed Advisory Agreement and Sub-Advisory Agreement. During their review and consideration, the Board focused on and reviewed the factors they deemed relevant, including:

Nature, Quality and Extent of Services. The Board was presented and considered information concerning the nature, quality and extent of the overall services expected to be provided by the Adviser to the Alpha Architect 1-3 Month Box ETF (“BOXX”), and Alpha Architect Tail Risk ETF (“CAOS”) (each a “New Fund” and collectively, the “New Funds”). In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the New Funds, and arranging service providers for the New Funds. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the New Funds, monitoring compliance with the New Funds’ objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and Arin Sub-Adviser’s personnel, the experience of the Arin Sub-Adviser’s portfolio managers in managing assets and the adequacy of each of the Adviser’s and Arin Sub-Adviser’s resources. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Arin Sub-Adviser, to include the augmented resources mentioned above. The Board also considered that the Arin Sub-Adviser will provide discretionary investment management services to the New Funds, which will include trade execution and the Arin Sub-Adviser’s extensive experience trading in derivatives and the complexity of the New Funds’ investment strategies.

Performance. Performance information was not available for each New Fund as each had not yet commenced operations.

Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by the Adviser and the Arin Sub-Adviser, respectively. With respect to the advisory fees and expense ratios for the Funds, the Board also considered the fees and expense ratios versus the fees and expenses charged to other exchange-traded funds and mutual funds. The Board noted that there were several comparable funds available for comparison, with the fees charged being within a reasonable range as compared to the peers. Nevertheless, some of the peers under consideration were quite large and likely enjoyed material economies of scale that are not currently available to the Adviser and Arin Sub-Adviser. With respect to the sub-advisory fees, the Board noted that they were payable solely out of the unitary management fee payable to the Adviser. The Board also considered the allocation of fees among the Adviser and the Sub-Adviser.

The Adviser also presented two sets of peer analysis – the first being a mix of active and passive funds, with the second being an active only peer group. The Adviser also noted that the New Funds had been priced at parity with comparable ETF products.

The Board considered, among other information, the data provided in the third-party fee comparison report. Fee information was provided in quartiles, ranging from quartile one (the least expensive) to quartile four (the most expensive).

ARIN ETFs

BOARD REVIEW AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS (CONTINUED)

The Board considered the third-party peer group analysis that included comparison of the New Funds’ anticipated net expense ratios against funds that were both exchanged-traded funds and mutual funds. Each New Fund’s total expense ratio (for both gross and net) and management fee were in the following quartiles:

Fund	Total Expense Ratio		Net Expense Ratio		Management Fee Only
	ETFs	Mutual Funds	ETFs	Mutual Funds	ETFS	Mutual Funds
BOXX (Short-Term US Bond Funds)	Highest Quartile	Lowest Quartile	2nd Lowest Quartile	Lowest Quartile	Highest Quartile	2nd Highest Quartile
CAOS (Option Trading Funds)	2nd Highest Quartile	Lowest Quartile	2nd Lowest Quartile	Lowest Quartile	2nd Lowest Quartile	Lowest Overall Quartile

The Board was agreeable to the fee levels.

Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Arin Sub-Adviser in connection with providing their respective services to each New Fund. The Board reviewed estimated profit and loss information provided by the Adviser with respect to each New Fund and estimated data regarding the proposed sub-advisory fee and the costs associated with the personnel, systems and equipment necessary to manage each New Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies as well as other expenses the Adviser would pay in accordance with the Advisory Agreement. The Board also took into consideration that the Adviser agreed to pay all expenses incurred by each New Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expenses and other non-routine or extraordinary expenses. The Board also considered that the Adviser would enter into a contractual expense limitation agreement with the Trust on behalf of CAOS, to reimburse CAOS for any expenses associated with investments in the Alpha Architect 1-3 Month Box ETF for one year. The Board also considered the respective financial obligations of the Adviser and the Arin Sub-Adviser, as sponsor of the Fund. They also considered each New Fund’s projected asset totals over the first two years of operations.

Other Benefits. The Board further considered the extent to which the Adviser or Arin Sub-Adviser might derive ancillary benefits from each New Fund’s operations. For example, the Arin Sub-Adviser may engage in soft dollar transactions in the future, although it does not currently plan to do so. In addition, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving the Funds. The Board also considered the revenue sharing arrangement between the Adviser and Arin Sub-Adviser with respect to the New Funds.

Economies of Scale. The Board also considered whether economies of scale would be realized by the New Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board also noted that the proposed advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement and Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, approved each of the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement.

ARIN ETFs

INFORMATION ABOUT PORTFOLIO HOLDINGS (UNAUDITED)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Form N-PORT is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. Each Funds’ portfolio holdings are posted on their website at https://etfsite.alphaarchitect.com/.

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at https://etfsite.alphaarchitect.com/.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ending June 30 is (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (UNAUDITED)

Information regarding how often shares of each Fund trade on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of each Fund is available, without charge, on the Funds’ website at https://etfsite.alphaarchitect.com/.

PRIVACY POLICY (UNAUDITED)

EA Series Trust (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.

Regulation S-P requires, among others, each investment company to “adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.” However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.

Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which the Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.

Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.

Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.

As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals.

Adviser

Empowered Funds, LLC d/b/a EA Advisers

19 East Eagle Road

Havertown, Pennsylvania 19083

Sub-Adviser

Arin Risk Advisors, LLC

1100 East Hector Street, Suite 215

Conshohocken, Pennsylvania 19428

Distributor

Quasar Distributors, LLC

111 East Kilbourn Avenue, Suite 2200

Milwaukee, Wisconsin 53202

Custodian and Securities Lending Agent

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bank Global Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, Wisconsin 53202

Legal Counsel

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

Alpha Architect 1-3 Month Box ETF

Symbol – BOXX

CUSIP – 02072L565

Alpha Architect Tail Risk ETF

Symbol – CAOS

CUSIP – 02072L540

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date:	June 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date:	June 6, 2023

By (Signature and Title)	/s/ John R. Vogel
John R. Vogel, Principal Financial Officer and Treasurer

Date:	June 6, 2023